UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23181
DAVIS FUNDAMENTAL ETF TRUST
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Lisa J. Cohen
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)
Registrant's telephone number, including area code:
520-806-7600
Date of fiscal year end:
October 31, 2024
Date of reporting period:
October 31, 2024
ITEM 1.  REPORTS TO STOCKHOLDERS
Davis Select U.S. Equity ETF
DUSA / Cboe Global Markets, Inc.
ANNUAL SHAREHOLDER REPORT | OCTOBER 31, 2024
This Annual shareholder report contains important information about the Davis Select U.S. Equity ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024 (the “period”). You can find additional information about the Fund at davisetfs.com/literature/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Select U.S. Equity ETF	$70	0.59%
Management’s Discussion of Fund Performance
Summary of Results
The Fund slightly underperformed the Standard & Poor’s 500 Index (“S&P 500" or the “Index”) for the period. The Fund delivered a total return of 37.99%, versus a 38.02% return for the S&P 500. The Fund invests principally in common stocks issued by large companies with market capitalizations of at least $10 billion. The Fund is non-diversified and, therefore, allowed to focus its investments in fewer companies than a fund that is required to diversify its portfolio. The Fund continues to invest a significant portion of its assets in financial services companies.
Market Overview
  S&P 500
    Strongest performing sectors - Information Technology (+51%), Communication Services (+48%),
    and Financials (+46%)
    Weakest performing sectors - Energy (+8), Health Care (+20%), and Consumer Staples (+23%)
Detractors from Performance
  Information Technology - significantly underperformed the Index sector (+12% vs +51%) and underweight
  (average weighting 7% vs 30%)
    Intel (-40%)
  Health Care - underperformed the Index sector (+12% vs +20%) and overweight (average weighting 15% vs 12%)
    Humana (-31%) - largest individual detractor
    CVS Health (-5%)
    Humana and CVS Health - new purchases during the period
  Consumer Discretionary - underperformed the Index sector (+26% vs +32%)
  Repurchase agreement position (cash) in a strong market environment (3% average position)
  Individual holdings
    AGCO (-10%), ConocoPhillips (-1%), and Tyson Foods (flat)
    ConocoPhillips and Tyson Foods - new purchases during the period
Contributors to Performance
  Communication Services - outperformed the Index sector (+74% vs +48%) and overweight (average weighting 16% vs 9%)
    Meta Platforms (+89%) - largest individual contributor
    Alphabet (+38%)
  Financials - outperformed the Index sector (+50% vs +46%) and significantly overweight (average weighting 40% vs 13%)
    Capital One Financial (+64%), Berkshire Hathaway (+32%), Wells Fargo (+68%), Bank of New York Mellon (+82%), and U.S. Bancorp (+59%)
  Underweight in Energy (average weighting 1% vs 4%) and Consumer Staples (average weighting less than 1% vs 6%), two of the weakest performing sectors of the Index
  Individual holdings
    Amazon.com (+40%), Owens Corning (+58%), and Viatris (+36%)

Fund Performance
The following graph compares the initial and subsequent account values of a $10,000 investment in the Fund and the S&P 500 Index for an investment made at net asset value on January 11, 2017.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 10/31/24	1 Year	5 Years	Since Inception (01/11/17)
Davis Select U.S. Equity ETF — Net Asset Value (NAV)	37.99%	12.67%	11.24%
S&P 500 Index	38.02%	15.25%	14.46%
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested  at NAV , and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisetfs.com .
Key Fund Statistics
Fund net assets as of 10/31/24 (in millions)	$542.1
Total number of portfolio holdings as of 10/31/24	29
Portfolio turnover rate for the period	9%
Total advisory fees paid for the period (in millions)	$2.6
Top Sectors as of 10/31/24 Net Assets
Financials	36.89%
Health Care	17.59%
Communication Services	14.91%
Consumer Discretionary	10.85%
Information Technology	5.67%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, federal tax information, and proxy voting information at davisetfs.com/literature/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
Davis Select Financial ETF
DFNL / Cboe Global Markets, Inc.
ANNUAL SHAREHOLDER REPORT | OCTOBER 31, 2024
This Annual shareholder report contains important information about the Davis Select Financial ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024 (the “period”). You can find additional information about the Fund at davisetfs.com/literature/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Select Financial ETF	$78	0.63%
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the S&P 500 Financials Index (the “Index”) for the period. The Fund delivered a total return of 47.35%, versus a 46.35% return for the Index. The Fund also outperformed the 38.02% return of the S&P 500 Index. The Fund invests, under normal conditions, at least 80% of its net assets in common stocks issued by companies principally engaged in the financial services sector. The Fund is non-diversified and, therefore, allowed to focus its investments in fewer companies than a fund that is required to diversify its portfolio. The Fund continues to invest a significant portion of its assets in foreign companies.
Market Overview
  S&P 500 Financials
    Strongest performing industries - Consumer Finance (+82%), Banks (+66%), and Capital Markets (+52%)
    Weakest performing industries - Insurance (+32%) and Financial Services (+34%)
Contributors to Performance
  Financial Services - outperformed the Index industry (+48% vs +34%) and underweight (average weighting 10% vs 32%)
    Berkshire Hathaway (+32%) and Rocket Companies (+118%)
  Significantly overweight in Banks - (average weighting 45% vs 25%)
    Fifth Third Bancorp (+91%), JPMorgan Chase (+63%), Wells Fargo (+68%), PNC Financial Services (+71%), and U.S. Bancorp (+59%)
  Overweight in Consumer Finance (average weighting 13% vs 4%)
    Capital One Financial (+64%) - largest individual contributor
    American Express (+87%)
  Individual holding
    Bank of New York Mellon (+82%)
Detractors from Performance
  Insurance - underperformed the Index industry (+19% vs +32%)
    Everest Group (-8%) - largest individual detractor
  Banks - underperformed the Index industry (+60% vs +66%)
  Capital Markets - underperformed the Index industry (+43% vs +52%) and underweight (average weighting 12% vs 22%)
  Consumer Finance - underperformed the Index industry (+71% vs +82%)
  Repurchase agreement position (cash) in a strong market environment (2% average position)

Fund Performance
The following graph compares the initial and subsequent account values of a $10,000 investment in the Fund, the S&P 500 Index, and the S&P 500 Financials Index for an investment made at net asset value on January 11, 2017.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 10/31/24	1 Year	5 Years	Since Inception (01/11/17)
Davis Select Financial ETF — Net Asset Value (NAV)	47.35%	11.69%	10.60%
S&P 500 Index	38.02%	15.25%	14.46%
S&P 500 Financials Index	46.35%	12.44%	11.32%
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested  at NAV , and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisetfs.com .
Key Fund Statistics
Fund net assets as of 10/31/24 (in millions)	$223.8
Total number of portfolio holdings as of 10/31/24	30
Portfolio turnover rate for the period	1%
Total advisory fees paid for the period (in millions)	$1.1
Top Industries as of 10/31/24 Net Assets
Banks	44.49%
Insurance	16.95%
Consumer Finance	12.72%
Capital Markets	12.35%
Financial Services	9.41%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, federal tax information, and proxy voting information at davisetfs.com/literature/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
Davis Select Worldwide ETF
DWLD / Cboe Global Markets, Inc.
ANNUAL SHAREHOLDER REPORT | OCTOBER 31, 2024
This Annual shareholder report contains important information about the Davis Select Worldwide ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024 (the “period”). You can find additional information about the Fund at davisetfs.com/literature/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Select Worldwide ETF	$77	0.63%
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the Morgan Stanley Capital International All Country World Index (“MSCI ACWI” or the “Index”) for the period. The Fund delivered a total return of 43.54%, versus a 32.79% return for the MSCI ACWI. The Fund invests principally in common stocks (including American Depositary Receipts) issued by both United States and foreign companies, including countries with developed or emerging markets. The Fund may invest in large, medium or small companies without regard to market capitalization.
Market Overview
  MSCI ACWI
    Strongest performing sectors - Information Technology (+49%), Financials (+42%), and
    Communication Services (+41%)
    Weakest performing sectors - Energy (+8), Consumer Staples (+15%), and Materials (+19%)
Contributors to Performance
  Consumer Discretionary - outperformed the Index sector (+57% vs +27%)
    Meituan (+66%) - largest individual contributor
    Prosus (+51%), Trip.com Group (+56%), and Amazon.com (+40%)
    Trip.com Group - new purchase during the period
  Communication Services - outperformed the Index sector (+65% vs +41%) and overweight (average weighting 12% vs 8%)
    Meta Platforms (+89%)
  Overweight in Financials (average weighting 36% vs 16%)
    Capital One Financial (+64%), Wells Fargo (+68%), Ping An Insurance (+30%), and Danske Bank (+35%)
  Underweight in Energy (average weighting 1% vs 4%) and Consumer Staples (average weighting 1% vs 7%), the two weakest performing sectors of the Index
  China holdings - outperformed the Index China exposure (+80% vs +22%)
  Individual holding
    KE Holdings (+52%)
Detractors from Performance
  Information Technology - significantly underperformed the Index sector (+12% vs +49%) and underweight
  (average weighting 8% vs 24%)
    Samsung Electronics (-12%)
  Overweight in Consumer Discretionary - (average weighting 24% vs 11%)
  Health Care - underperformed the Index sector (+17% vs +20%)
    Humana (-31%) - largest individual detractor
    CVS Health (-5%)
    Humana and CVS Health - new purchases during the period
  Financials - underperformed the Index sector (+41% vs +42%)
    AIA Group (-6%)
  Individual holdings
    Darling Ingredients (-12%) and AGCO (-10%)

Fund Performance
The following graph compares the initial and subsequent account values of a $10,000 investment in the Fund and the MSCI ACWI for an investment made at net asset value on January 11, 2017.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 10/31/24	1 Year	5 Years	Since Inception (01/11/17)
Davis Select Worldwide ETF — Net Asset Value (NAV)	43.54%	11.10%	9.75%
MSCI ACWI	32.79%	11.07%	10.81%
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested  at NAV , and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisetfs.com .
Key Fund Statistics
Fund net assets as of 10/31/24 (in millions)	$342.2
Total number of portfolio holdings as of 10/31/24	42
Portfolio turnover rate for the period	34%
Total advisory fees paid for the period (in millions)	$1.6
Top Sectors as of 10/31/24 Net Assets
Financials	31.46%
Consumer Discretionary	30.50%
Health Care	11.00%
Communication Services	10.83%
Information Technology	5.05%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, federal tax information, and proxy voting information at davisetfs.com/literature/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
Davis Select International ETF
DINT / Cboe Global Markets, Inc.
ANNUAL SHAREHOLDER REPORT | OCTOBER 31, 2024
This Annual shareholder report contains important information about the Davis Select International ETF (the “Fund”) for the period of November 1, 2023 to October 31, 2024 (the “period”). You can find additional information about the Fund at davisetfs.com/literature/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Select International ETF	$75	0.62%
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the Morgan Stanley Capital International All Country World Index ex USA (“MSCI ACWI ex USA” or the “Index”) for the period. The Fund delivered a total return of 43.44%, versus a 24.33% return for the MSCI ACWI ex USA. The Fund invests principally in common stocks (including American Depositary Receipts) issued by foreign companies, including countries with developed or emerging markets. The Fund may invest in large, medium or small companies without regard to market capitalization.
Market Overview
  MSCI ACWI ex USA
    Strongest performing sectors - Information Technology (+39%), Financials (+36%), and Industrials (+33%)
    Weakest performing sectors - Consumer Staples (+5), Energy (+7%), and Materials (+15%)
Contributors to Performance
  Consumer Discretionary - significantly outperformed the Index sector (+56% vs +19%)
    Meituan (+66%) - largest individual contributor
    Prosus (+51%), Naspers (+51%), and Trip.com Group (+56%)
    Trip.com Group - new purchase during the period
  Industrials - outperformed the Index sector (+58% vs +33%)
    Schneider Electric (+71%)
  Overweight in Financials (average weighting 33% vs 22%)
    Danske Bank (+35%), DBS Group Holdings (+42%), and Ping An Insurance (+30%)
  No exposure in Consumer Staples or Health Care and underweight in Energy (average weighting 1% vs 6%)
  China holdings - outperformed the Index China exposure (+69% vs +22%)
  Individual holdings
    Tokyo Electron (+20%) and KE Holdings (+52%)
Detractors from Performance
  Information Technology - significantly underperformed the Index sector (+4% vs +39%)
    Samsung Electronics (-12%) - largest individual detractor
  Financials - underperformed the Index sector (+31% vs +36%)
    AIA Group (-6%)
  Overweight in Consumer Discretionary - (average weighting 32% vs 11%)
  Underweight in Industrials - (average weighting 9% vs 14%)
  Repurchase agreement position (cash) in a strong market environment (3% average position)
  Individual holdings
    Baidu (-6%) - no longer a Fund holding

Fund Performance
The following graph compares the initial and subsequent account values of a $10,000 investment in the Fund and the MSCI ACWI ex USA for an investment made at net asset value on March 1, 2018.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 10/31/24	1 Year	5 Years	Since Inception (03/01/18)
Davis Select International ETF — Net Asset Value (NAV)	43.44%	7.38%	4.04%
MSCI ACWI ex USA	24.33%	5.77%	4.23%
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested  at NAV , and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisetfs.com .
Key Fund Statistics
Fund net assets as of 10/31/24 (in millions)	$205.1
Total number of portfolio holdings as of 10/31/24	28
Portfolio turnover rate for the period	26%
Total advisory fees paid for the period (Net advisory fee after waiver) (in thousands)	$874.8
Top Sectors as of 10/31/24 Net Assets
Consumer Discretionary	41.78%
Financials	31.11%
Industrials	6.86%
Real Estate	4.44%
Information Technology	4.17%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, federal tax information, and proxy voting information at davisetfs.com/literature/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.

ITEM 2.  CODE OF ETHICS

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

No substantive amendments were approved or waivers granted to this code of ethics during the period covered by this report.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR. The Registrant undertakes to provide to any person without charge, upon request, a copy of the code of ethics. Such request can be made by calling 520-806-7600 or to the Secretary of the Registrant, 2949 East Elvira Road, Suite 101, Tucson, Arizona 85756.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

The Registrant’s Board of Trustees has determined that independent trustee Thomas D. Tays qualifies as the “audit committee financial expert,” as defined in Item 3 of Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees The aggregate Audit Fees billed by KPMP LLP (“KPMG”) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for the fiscal years ended October 31, 2024 and October 31, 2023 were $82,080 and $78,432, respectively.

(b) Audit-Related Fees The aggregate Audit-Related Fees billed by KPMG for services rendered for assurance and related services that are reasonably related to the performance of the audit or review of the funds financial statements, but not reported as Audit Fees for fiscal years ended October 31, 2024 and October 31, 2023 were $0 and $0, respectively.

(c) Tax Fees The aggregate Tax Fees billed by KPMG for professional services rendered for tax compliance, tax advice, and tax planning for the fiscal years ended October 31, 2024 and October 31, 2023 were $29,664 and $28,618, respectively.

Fees included in the Tax Fee category comprise all services performed by professional staff in the independent accountant’s tax division except those services related to the audit. These services include preparation of tax returns, tax advice related to mergers, and a review of the fund income and capital gain distributions.

(d) All Other Fees The aggregate Other Fees billed by KPMG for all other non-audit services rendered to the Funds for the fiscal years ended October 31, 2024 and October 31, 2023 were $0 and $0, respectively.

(e)(1) Audit Committee Pre-Approval Policies and Procedures.

The Funds’ Audit Committee must pre-approve all audit and non-audit services provided by the independent accountant relating to the operations or financial reporting of the Funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Funds’ Audit Committee has adopted a policy whereby audit and non-audit services performed by the Funds’ independent accountant require pre-approval in advance at regularly scheduled Audit Committee meetings. If such a service is required between regularly scheduled Audit Committee meetings, pre-approval may be authorized by the Audit Committee Chairperson with ratification at the next scheduled audit committee meeting.

(e)(2) No services included in (b) – (d) of this Item 4 were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable.

(g) The Funds’ independent accountant did not provide any services to the investment advisor or any affiliate for the fiscal years ended October 31, 2024 and October 31, 2023.  The Funds have not paid any fees for non-audit services not previously disclosed in Item 4 (b) – (d).

(h) The Registrant’s audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that are not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence. No such services were rendered.

(i) Not Applicable.

(j) Not Applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)A of the Exchange Act. The registrant’s audit committee members are Thomas Tays and Ralph Egizi.

ITEM 6.  INVESTMENTS

(a) The complete Schedule of Investments is included in Item 7 of this Form N-CSR.

(b) Not Applicable.

ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END INVESTMENT COMPANIES

Davis Select U.S. Equity ETF | DUSA Davis Select International ETF | DINT Davis Select Worldwide ETF | DWLD Davis Select Financial ETF | DFNL

(part of Davis Fundamental ETF Trust)

October 31, 2024

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION (ITEMS 7-11 OF FORM N-CSR)

DAVIS FUNDAMENTAL ETF TRUST	Table of Contents

DAVIS FUNDAMENTAL ETF TRUST

DAVIS SELECT U.S. EQUITY ETF

		Value
	Shares	(Note 1)
COMMON STOCK – (96.47%)
COMMUNICATION SERVICES – (14.91%)
Media & Entertainment – (14.91%)
Alphabet Inc., Class C	138,038	$ 23,837,782
Meta Platforms, Inc., Class A	100,455	57,016,249
TOTAL COMMUNICATION SERVICES		80,854,031
CONSUMER DISCRETIONARY – (10.85%)
Consumer Discretionary Distribution & Retail – (6.08%)
Amazon.com, Inc. *	176,913	32,976,583
Consumer Services – (4.77%)
MGM Resorts International *	700,412	25,824,191
TOTAL CONSUMER DISCRETIONARY		58,800,774
CONSUMER STAPLES – (0.91%)
Food, Beverage & Tobacco – (0.91%)
Tyson Foods, Inc., Class A	84,006	4,921,911
TOTAL CONSUMER STAPLES		4,921,911
ENERGY – (3.90%)
ConocoPhillips	90,973	9,965,183
Tourmaline Oil Corp. (Canada)	243,070	11,205,992
TOTAL ENERGY		21,171,175
FINANCIALS – (36.89%)
Banks – (10.34%)
JPMorgan Chase & Co.	40,982	9,094,725
U.S. Bancorp	482,510	23,310,058
Wells Fargo & Co.	364,707	23,676,779
		56,081,562
Financial Services – (22.22%)
Capital Markets – (2.54%)
Bank of New York Mellon Corp.	182,744	13,771,588
Consumer Finance – (11.31%)
American Express Co.	28,020	7,567,642
Capital One Financial Corp.	330,223	53,757,002
		61,324,644
Financial Services – (8.37%)
Berkshire Hathaway Inc., Class B *	100,584	45,355,337
		120,451,569
Insurance – (4.33%)
Property & Casualty Insurance – (4.33%)
Markel Group Inc. *	15,205	23,446,262
TOTAL FINANCIALS		199,979,393
HEALTH CARE – (17.59%)
Health Care Equipment & Services – (13.29%)
Cigna Group	58,074	18,282,276
CVS Health Corp.	188,950	10,668,117
Humana Inc.	72,331	18,649,102
Quest Diagnostics Inc.	100,293	15,528,365
Solventum Corp. *	123,359	8,953,396
		72,081,256
Pharmaceuticals, Biotechnology & Life Sciences – (4.30%)
Viatris Inc.	2,007,956	23,292,290
TOTAL HEALTH CARE		95,373,546

Schedule of Investments

October 31, 2024

		Value
	Shares	(Note 1)
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (4.00%)
Capital Goods – (4.00%)
AGCO Corp.	54,170	$5,408,333
Owens Corning	92,161	16,293,143
TOTAL INDUSTRIALS		21,701,476
INFORMATION TECHNOLOGY – (5.67%)
Semiconductors & Semiconductor Equipment – (5.67%)
Applied Materials, Inc.	101,170	18,370,449
Intel Corp.	317,402	6,830,491
Texas Instruments Inc.	27,163	5,518,435
TOTAL INFORMATION TECHNOLOGY		30,719,375
MATERIALS – (1.75%)
Teck Resources Ltd., Class B (Canada)	203,595	9,465,131
TOTAL MATERIALS		9,465,131
TOTAL COMMON STOCK –
(Identified cost $345,144,067)		522,986,812
		Value
	Principal	(Note 1)
SHORT-TERM INVESTMENTS – (3.54%)
Nomura Securities International, Inc. Joint
Repurchase Agreement, 4.85%, 11/01/24 (a) $	8,311,000	$8,311,000
StoneX Financial Inc. Joint Repurchase
Agreement, 4.85%, 11/01/24 (b)	10,874,000	10,874,000
TOTAL SHORT-TERM INVESTMENTS –
(Identified cost $19,185,000)		19,185,000
Total Investments – (100.01%) –
(Identified cost $364,329,067)		542,171,812
Liabilities Less Other Assets – (0.01%)		(46,035)
Net Assets – (100.00%)		$542,125,777

*Non-income producing security.

(a) Dated 10/31/24, repurchase value of $8,312,120 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%- 6.50%, 09/01/39-04/01/56, total fair value $8,477,220).

(b)Dated 10/31/24, repurchase value of $10,875,465 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-10.00%, 11/15/24-08/20/74, total fair value $11,091,480).

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST

DAVIS SELECT FINANCIAL ETF

		Value
	Shares	(Note 1)
COMMON STOCK – (97.05%)
CONSUMER DISCRETIONARY – (1.13%)
Consumer Discretionary Distribution & Retail – (1.13%)
Prosus N.V., Class N (Netherlands)	60,173	$ 2,537,456
TOTAL CONSUMER DISCRETIONARY		2,537,456
FINANCIALS – (95.92%)
Banks – (44.49%)
Bank of America Corp.	125,461	5,246,779
Bank of N.T. Butterfield & Son Ltd.
(Bermuda)	97,746	3,574,571
Danske Bank A/S (Denmark)	280,475	8,293,376
DBS Group Holdings Ltd. (Singapore)	318,394	9,231,769
DNB Bank ASA (Norway)	183,152	3,795,453
Fifth Third Bancorp	270,973	11,836,101
JPMorgan Chase & Co.	61,232	13,588,606
M&T Bank Corp.	18,884	3,676,337
Metro Bank Holdings PLC (United Kingdom) *	1,087,208	1,098,028
PNC Financial Services Group, Inc.	55,049	10,364,075
Truist Financial Corp.	138,401	5,958,163
U.S. Bancorp	226,969	10,964,872
Wells Fargo & Co.	183,928	11,940,606
		99,568,736
Financial Services – (34.48%)
Capital Markets – (12.35%)
Bank of New York Mellon Corp.	164,559	12,401,166
Charles Schwab Corp.	34,810	2,465,593
Julius Baer Group Ltd. (Switzerland)	155,086	9,455,836
State Street Corp.	35,860	3,327,808
		27,650,403
Consumer Finance – (12.72%)
American Express Co.	31,469	8,499,147
Capital One Financial Corp.	122,725	19,978,403
		28,477,550
Financial Services – (9.41%)
Berkshire Hathaway Inc., Class B *	33,683	15,188,338
Rocket Companies, Inc., Class A *	364,100	5,862,010
		21,050,348
		77,178,301
Insurance – (16.95%)
Life & Health Insurance – (0.77%)
Ping An Insurance (Group) Co. of China, Ltd. -
H (China)	276,500	1,713,133
Property & Casualty Insurance – (13.09%)
Chubb Ltd.	41,254	11,651,780
Loews Corp.	83,515	6,594,344
Markel Group Inc. *	7,171	11,057,754
		29,303,878

Schedule of Investments

October 31, 2024

		Value
	Shares	(Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Reinsurance – (3.09%)
Everest Group, Ltd.	5,648	$2,008,485
RenaissanceRe Holdings Ltd.	18,681	4,901,895
		6,910,380
		37,927,391
TOTAL FINANCIALS		214,674,428
TOTAL COMMON STOCK –
(Identified cost $152,365,171)		217,211,884
		Value
	Principal	(Note 1)
SHORT-TERM INVESTMENTS – (2.71%)
Nomura Securities International, Inc. Joint
Repurchase Agreement, 4.85%, 11/01/24 (a)	$2,628,000	$2,628,000
StoneX Financial Inc. Joint Repurchase
Agreement, 4.85%, 11/01/24 (b)	3,437,000	3,437,000
TOTAL SHORT-TERM INVESTMENTS –
(Identified cost $6,065,000)		6,065,000
Total Investments – (99.76%) –
(Identified cost $158,430,171)		223,276,884
Other Assets Less Liabilities – (0.24%)		543,429
Net Assets – (100.00%)		$223,820,313

*Non-income producing security.

(a)	Dated	10/31/24,	repurchase	value	of	$2,628,354	(collateralized
	by: U.S. Government agency mortgages in a pooled cash account, 2.51%-
	6.163%, 09/01/31-07/20/53, total fair value $2,680,560).
(b) Dated		10/31/24,	repurchase	value	of	$3,437,463	(collateralized
	by: U.S. Government agency mortgages and obligations in a pooled cash
	account, 0.00%-10.00%, 11/15/24-08/20/74, total fair value $3,505,740).

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST

DAVIS SELECT WORLDWIDE ETF

		Value
	Shares	(Note 1)
COMMON STOCK – (99.87%)
COMMUNICATION SERVICES – (10.83%)
Media & Entertainment – (10.83%)
Alphabet Inc., Class C	49,831	$ 8,605,315
IAC Inc. *	45,032	2,159,285
Meta Platforms, Inc., Class A	38,835	22,041,969
Sea Limited, Class A, ADR (Singapore) *	45,114	4,242,972
TOTAL COMMUNICATION SERVICES		37,049,541
CONSUMER DISCRETIONARY – (30.50%)
Consumer Discretionary Distribution & Retail – (10.19%)
Amazon.com, Inc. *	52,359	9,759,718
Coupang, Inc., Class A (South Korea) *	118,619	3,059,184
Naspers Ltd. - N (South Africa)	22,932	5,419,920
Prosus N.V., Class N (Netherlands)	394,348	16,629,400
		34,868,222
Consumer Durables & Apparel – (0.81%)
FILA Holdings Corp. (South Korea)	95,909	2,768,099
Consumer Services – (19.50%)
Delivery Hero SE (Germany) *	168,890	7,169,732
Entain plc (United Kingdom)	569,922	5,481,226
Meituan, Class B (China) *	981,340	23,189,428
MGM Resorts International *	417,253	15,384,118
Trip.com Group Ltd., ADR (China) *	241,080	15,525,552
		66,750,056
TOTAL CONSUMER DISCRETIONARY		104,386,377
CONSUMER STAPLES – (1.31%)
Food, Beverage & Tobacco – (1.31%)
Darling Ingredients Inc. *	37,980	1,485,398
Tyson Foods, Inc., Class A	51,334	3,007,659
TOTAL CONSUMER STAPLES		4,493,057
ENERGY – (3.30%)
Tourmaline Oil Corp. (Canada)	244,746	11,283,259
TOTAL ENERGY		11,283,259
FINANCIALS – (31.46%)
Banks – (6.56%)
Danske Bank A/S (Denmark)	446,091	13,190,482
DBS Group Holdings Ltd. (Singapore)	109,539	3,176,061
Metro Bank Holdings PLC (United Kingdom) *	1,841,698	1,860,027
Wells Fargo & Co.	65,124	4,227,850
		22,454,420
Financial Services – (13.35%)
Capital Markets – (4.52%)
Julius Baer Group Ltd. (Switzerland)	234,624	14,305,392
Noah Holdings Ltd., Class A, ADS (China)	94,824	1,168,232
		15,473,624
Consumer Finance – (5.07%)
Capital One Financial Corp.	106,433	17,326,228
Financial Services – (3.76%)
Berkshire Hathaway Inc., Class B *	28,558	12,877,373
		45,677,225
Insurance – (11.55%)
Life & Health Insurance – (8.46%)
AIA Group Ltd. (Hong Kong)	1,066,090	8,413,922
Ping An Insurance (Group) Co. of China, Ltd. -
H (China)	3,312,015	20,520,515
		28,934,437
Property & Casualty Insurance – (3.09%)
Markel Group Inc. *	6,859	10,576,647
		39,511,084
TOTAL FINANCIALS		107,642,729
HEALTH CARE – (11.00%)
Health Care Equipment & Services – (8.50%)
Cigna Group	17,169	5,404,973
CVS Health Corp.	59,500	3,359,370

Schedule of Investments

October 31, 2024

						Value
					Shares	(Note 1)
COMMON STOCK – (CONTINUED)
HEALTH CARE – (CONTINUED)
Health Care Equipment & Services – (Continued)
Humana Inc.					30,650	$7,902,489
Quest Diagnostics Inc.					16,638	2,576,061
Solventum Corp. *					135,641	9,844,824
						29,087,717
Pharmaceuticals, Biotechnology & Life Sciences – (2.50%)
Viatris Inc.					737,163	8,551,091
TOTAL HEALTH CARE						37,638,808
INDUSTRIALS – (0.87%)
Capital Goods – (0.87%)
AGCO Corp.					29,881	2,983,319
TOTAL INDUSTRIALS						2,983,319
INFORMATION TECHNOLOGY – (5.05%)
Semiconductors & Semiconductor Equipment – (1.39%)
Applied Materials, Inc.					26,307	4,776,825
Software & Services – (0.49%)
Clear Secure, Inc., Class A					45,723	1,681,692
Technology Hardware & Equipment – (3.17%)
Samsung Electronics Co., Ltd. (South Korea)					255,144	10,833,666
TOTAL INFORMATION TECHNOLOGY						17,292,183
MATERIALS – (2.73%)
Teck Resources Ltd., Class B (Canada)					200,779	9,334,216
TOTAL MATERIALS						9,334,216
REAL ESTATE – (2.82%)
Real Estate Management & Development – (2.82%)
KE Holdings Inc., Class A, ADR (China)					440,008	9,649,375
TOTAL REAL ESTATE						9,649,375
TOTAL COMMON STOCK –
(Identified cost $261,018,045)						341,752,864
						Value
					Principal	(Note 1)
SHORT-TERM INVESTMENTS – (0.37%)
Nomura Securities International, Inc. Joint
Repurchase Agreement, 4.85%, 11/01/24 (a)					$548,000	$548,000
StoneX Financial Inc. Joint Repurchase
Agreement, 4.85%, 11/01/24 (b)					717,000	717,000
TOTAL SHORT-TERM INVESTMENTS –
(Identified cost $1,265,000)						1,265,000
Total Investments – (100.24%) –
(Identified cost $262,283,045)						343,017,864
Liabilities Less Other Assets – (0.24%)						(830,466)
Net Assets – (100.00%)						$342,187,398
ADR: American Depositary Receipt

ADS: American Depositary Share
* Non-income producing security.
(a) Dated	10/31/24,	repurchase	value	of	$548,074	(collateralized
by: U.S. Government agency mortgages in a pooled cash account, 4.00%-
5.72%, 04/01/45-07/15/59, total fair value $558,960).
(b) Dated	10/31/24,	repurchase	value	of	$717,097	(collateralized

by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-10.00%, 11/15/24-08/20/74, total fair value $731,340).

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST

DAVIS SELECT INTERNATIONAL ETF

		Value
	Shares	(Note 1)
COMMON STOCK – (98.39%)
COMMUNICATION SERVICES – (2.50%)
Media & Entertainment – (2.50%)
Sea Limited, Class A, ADR (Singapore) *	54,420	$ 5,118,201
TOTAL COMMUNICATION SERVICES		5,118,201
CONSUMER DISCRETIONARY – (41.78%)
Consumer Discretionary Distribution & Retail – (16.89%)
Coupang, Inc., Class A (South Korea) *	297,786	7,679,901
JD.com, Inc., Class A, ADR (China)	147,233	5,980,604
Naspers Ltd. - N (South Africa)	43,258	10,223,918
Prosus N.V., Class N (Netherlands)	255,115	10,758,035
		34,642,458
Consumer Durables & Apparel – (3.49%)
FILA Holdings Corp. (South Korea)	247,909	7,155,081
Consumer Services – (21.40%)
Delivery Hero SE (Germany) *	158,289	6,719,698
Entain plc (United Kingdom)	775,429	7,457,690
Meituan, Class B (China) *	827,680	19,558,385
Trip.com Group Ltd., ADR (China) *	157,960	10,172,624
		43,908,397
TOTAL CONSUMER DISCRETIONARY		85,705,936
ENERGY – (3.46%)
Tourmaline Oil Corp. (Canada)	154,100	7,104,305
TOTAL ENERGY		7,104,305
FINANCIALS – (31.11%)
Banks – (15.22%)
Bank of N.T. Butterfield & Son Ltd.
(Bermuda)	123,002	4,498,183
Danske Bank A/S (Denmark)	433,689	12,823,767
DBS Group Holdings Ltd. (Singapore)	296,089	8,585,040
DNB Bank ASA (Norway)	187,021	3,875,630
Metro Bank Holdings PLC (United Kingdom) *	1,426,437	1,440,633
		31,223,253
Financial Services – (5.65%)
Capital Markets – (5.65%)
Julius Baer Group Ltd. (Switzerland)	137,488	8,382,858
Noah Holdings Ltd., Class A, ADS (China)	260,499	3,209,348
		11,592,206
Insurance – (10.24%)
Life & Health Insurance – (10.24%)
AIA Group Ltd. (Hong Kong)	1,135,090	8,958,492
Ping An Insurance (Group) Co. of China, Ltd. -
H (China)	1,944,836	12,049,775
		21,008,267
TOTAL FINANCIALS		63,823,726
INDUSTRIALS – (6.86%)
Capital Goods – (6.86%)
ITOCHU Corp. (Japan)	125,600	6,213,159
Schneider Electric SE (France)	30,343	7,860,313
TOTAL INDUSTRIALS		14,073,472

Schedule of Investments

October 31, 2024

		Value
	Shares	(Note 1)
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (4.17%)
Semiconductors & Semiconductor Equipment – (0.88%)
Tokyo Electron Ltd. (Japan)	12,250	$1,802,624
Technology Hardware & Equipment – (3.29%)
Samsung Electronics Co., Ltd. (South Korea)	158,863	6,745,479
TOTAL INFORMATION TECHNOLOGY		8,548,103
MATERIALS – (4.07%)
Teck Resources Ltd., Class B (Canada)	179,434	8,341,887
TOTAL MATERIALS		8,341,887
REAL ESTATE – (4.44%)
Real Estate Management & Development – (4.44%)
KE Holdings Inc., Class A, ADR (China)	415,716	9,116,652
TOTAL REAL ESTATE		9,116,652
TOTAL COMMON STOCK –
(Identified cost $165,248,670)		201,832,282
		Value
	Principal	(Note 1)
SHORT-TERM INVESTMENTS – (1.35%)
Nomura Securities International, Inc. Joint
Repurchase Agreement, 4.85%, 11/01/24 (a)	$1,202,000	$1,202,000
StoneX Financial Inc. Joint Repurchase
Agreement, 4.85%, 11/01/24 (b)	1,572,000	1,572,000
TOTAL SHORT-TERM INVESTMENTS –
(Identified cost $2,774,000)		2,774,000
Total Investments – (99.74%) –
(Identified cost $168,022,670)		204,606,282
Other Assets Less Liabilities – (0.26%)		524,973
Net Assets – (100.00%)		$205,131,255
ADR: American Depositary Receipt

ADS: American Depositary Share
* Non-income producing security.
(a) Dated 10/31/24, repurchase value of	$1,202,162	(collateralized
by: U.S. Government agency mortgages in a pooled cash account, 2.50%-
6.00%, 06/01/45-04/01/54, total fair value $1,226,040).
(b) Dated 10/31/24, repurchase value of	$1,572,212	(collateralized

by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-10.00%, 11/15/24-08/20/74, total fair value $1,603,440).

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST			Statements of Assets and Liabilities
				At October 31, 2024
	Davis Select U.S.	Davis Select	Davis Select	Davis Select
	Equity ETF	Financial ETF	Worldwide ETF	International ETF
ASSETS:
Investments in securities, at value*
(see accompanying Schedule of
Investments)	$542,171,812	$223,276,884	$343,017,864	$204,606,282
Cash	782	957	471	735
Receivables:
Dividends and interest	296,243	655,218	762,057	711,265
Investment securities sold	–	–	1,076,283	–
Miscellaneous assets	–	58,805	–	–
Prepaid expenses	6,733	3,089	4,484	2,668
Due from Adviser	–	–	–	8,884
Total assets	542,475,570	223,994,953	344,861,159	205,329,834
LIABILITIES:
Payables:
Investment securities purchased	–	–	2,395,844	–
Accrued audit fees	15,390	15,390	15,390	15,390
Accrued accounting, custodian, and
transfer agent fees	60,203	41,410	84,050	72,483
Accrued investment advisory fees	258,148	106,327	165,275	99,476
Other accrued expenses	16,052	11,513	13,202	11,230
Total liabilities	349,793	174,640	2,673,761	198,579
NET ASSETS	$542,125,777	$223,820,313	$342,187,398	$205,131,255

SHARES OUTSTANDING	13,050,000	5,950,000	9,050,000	8,600,000
NET ASSET VALUE, per share
	$41.54	$37.62	$37.81	$23.85
(Net assets ÷ Shares outstanding)
NET ASSETS CONSIST OF:

Paid-in capital	$360,436,172	$154,926,943	$262,619,810	$193,433,345
Distributable earnings	181,689,605	68,893,370	79,567,588	11,697,910
Net Assets	$542,125,777	$223,820,313	$342,187,398	$205,131,255
*Including:

Cost of investments	$364,329,067	$158,430,171	$262,283,045	$168,022,670

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST			Statements of Operations
			For the year ended October 31, 2024
	Davis Select U.S.	Davis Select	Davis Select	Davis Select
	Equity ETF	Financial ETF	Worldwide ETF	International ETF
INVESTMENT INCOME:
Income:
Dividends*	$6,288,611	$5,073,033	$6,297,120	$4,989,918
Interest	634,299	210,514	143,093	214,187
Total income	6,922,910	5,283,547	6,440,213	5,204,105
Expenses:
Investment advisory fees (Note 3)	2,611,995	1,056,444	1,624,231	940,942
Accounting, custodian, and
transfer agent fees	96,196	70,550	133,182	114,723
Audit fees	20,520	20,520	20,520	20,520
Legal fees	21,592	8,783	13,465	7,818
Reports to shareholders	16,518	9,663	12,282	6,505
Trustees’ fees and expenses	30,025	14,592	20,454	13,319
Registration and filing fees	34	14	21	12
Miscellaneous	27,205	21,409	24,729	21,584
Total expenses	2,824,085	1,201,975	1,848,884	1,125,423
Reimbursement/waiver of expenses by
Adviser (Note 3)	–	–	–	(66,127)
Net expenses	2,824,085	1,201,975	1,848,884	1,059,296
Net investment income	4,098,825	4,081,572	4,591,329	4,144,809
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY
TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions	399,464	903,297	23,126,611	4,482,660
In-kind redemptions	26,593,616	4,103,989	2,702,458	1,035,430
Foreign currency transactions	189	2,347	24,135	(17,936)
Net realized gain	26,993,269	5,009,633	25,853,204	5,500,154
Net change in unrealized appreciation
(depreciation)	105,891,783	62,875,671	74,018,326	52,897,063
Net realized and unrealized
gain on investments and foreign
currency transactions	132,885,052	67,885,304	99,871,530	58,397,217
Net increase in net assets resulting
from operations	$136,983,877	$71,966,876	$104,462,859	$62,542,026

*Net of foreign taxes withheld of	$40,625	$227,772	$504,796	$499,920

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST			Statements of Changes in Net Assets
			For the year ended October 31, 2024
	Davis Select U.S.	Davis Select	Davis Select	Davis Select
	Equity ETF	Financial ETF	Worldwide ETF	International ETF
OPERATIONS:
Net investment income	$4,098,825	$4,081,572	$4,591,329	$4,144,809
Net realized gain from investments,
in-kind redemptions, and foreign
currency transactions	26,993,269	5,009,633	25,853,204	5,500,154
Net change in unrealized appreciation
(depreciation) on investments and
foreign currency transactions	105,891,783	62,875,671	74,018,326	52,897,063
Net increase in net assets
resulting from operations	136,983,877	71,966,876	104,462,859	62,542,026
DIVIDENDS AND
DISTRIBUTIONS TO
SHAREHOLDERS:	(13,686,150)	(4,293,180)	(3,285,150)	(2,770,200)
CAPITAL SHARE
TRANSACTIONS:
Proceeds from shares sold	118,754,653	16,964,141	9,208,925	4,336,471
Cost of shares redeemed	(50,047,025)	(14,946,514)	(9,531,073)	(3,673,385)
Net increase (decrease) in net
assets resulting from capital
share transactions	68,707,628	2,017,627	(322,148)	663,086
Total increase in net assets	192,005,355	69,691,323	100,855,561	60,434,912
NET ASSETS:
Beginning of year	350,120,422	154,128,990	241,331,837	144,696,343
End of year	$542,125,777	$223,820,313	$342,187,398	$205,131,255
CHANGES IN SHARES

OUTSTANDING:
Shares outstanding, beginning of year	11,250,000	5,900,000	9,050,000	8,550,000
Shares sold	3,050,000	550,000	300,000	250,000
Shares redeemed	(1,250,000)	(500,000)	(300,000)	(200,000)
Shares outstanding, end of year	13,050,000	5,950,000	9,050,000	8,600,000

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST			Statements of Changes in Net Assets
			For the year ended October 31, 2023
	Davis Select U.S.	Davis Select	Davis Select	Davis Select
	Equity ETF	Financial ETF	Worldwide ETF	International ETF
OPERATIONS:
Net investment income	$4,421,155	$3,737,515	$3,360,655	$2,696,544
Net realized gain (loss) from
investments, in-kind redemptions, and
foreign currency transactions	13,103,088	3,635,105	2,080,003	(6,248,509)
Net change in unrealized appreciation
(depreciation) on investments and
foreign currency transactions	39,875,036	(8,163,353)	40,053,349	20,225,029
Net increase (decrease) in net
assets resulting from operations	57,399,279	(790,733)	45,494,007	16,673,064
DIVIDENDS AND
DISTRIBUTIONS TO
SHAREHOLDERS:	(3,780,050)	(5,746,750)	(1,711,200)	(497,250)
CAPITAL SHARE
TRANSACTIONS:
Proceeds from shares sold	9,515,511	–	13,574,773	36,860,849
Cost of shares redeemed	(31,871,396)	(12,614,725)	(23,143,521)	(25,339,674)
Net increase (decrease) in net
assets resulting from capital
share transactions	(22,355,885)	(12,614,725)	(9,568,748)	11,521,175
Total increase (decrease) in net
assets	31,263,344	(19,152,208)	34,214,059	27,696,989
NET ASSETS:
Beginning of year	318,857,078	173,281,198	207,117,778	116,999,354
End of year	$350,120,422	$154,128,990	$241,331,837	$144,696,343
CHANGES IN SHARES

OUTSTANDING:
Shares outstanding, beginning of year	12,050,000	6,350,000	9,400,000	8,100,000
Shares sold	350,000	–	500,000	1,950,000
Shares redeemed	(1,150,000)	(450,000)	(850,000)	(1,500,000)
Shares outstanding, end of year	11,250,000	5,900,000	9,050,000	8,550,000

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Notes to Financial Statements
October 31, 2024
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Davis Fundamental ETF Trust (the “Trust”) was organized on March 18, 2016 as a Delaware business trust and is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company. The Trust follows the reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The Trust consists of four series of funds: Davis Select U.S. Equity ETF, Davis Select Financial ETF, Davis Select Worldwide ETF, and Davis Select International ETF (individually referred to as a “Fund” or collectively as the “Funds”). Each series of the Trust represents shares of beneficial interest in a separate portfolio of securities and other assets, with its own objective and policies. Davis Select U.S. Equity ETF and Davis Select Financial ETF are non-diversified and Davis Select Worldwide ETF and Davis Select International ETF are diversified under the 1940 Act. Each Fund is an actively managed exchange-traded fund (“ETF”).

Davis Select U.S. Equity ETF seeks to achieve long-term capital growth and capital preservation. It invests primarily in common stocks of large companies (generally, companies with market capitalizations of $10 billion or more at the time of initial purchase).

Davis Select Financial ETF seeks to achieve long-term growth of capital. It invests at least 80% of the Fund’s net assets in securities issued by companies principally engaged in the financial services sector.

Davis Select Worldwide ETF seeks to achieve long-term growth of capital. It invests principally in common stocks issued by both United States and foreign companies, including countries with developed or emerging markets.

Davis Select International ETF seeks to achieve long-term growth of capital. It invests principally in common stocks issued by foreign companies, including countries with developed or emerging markets.

Because of the risk inherent in any investment program, the Trust cannot ensure that the investment objective of its series will be achieved. The Funds account separately for the assets, liabilities, and operations of each Fund. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Security Valuation - The Funds’ Board of Trustees has designated Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Funds’ investment adviser, as the valuation designee for the Funds. The Adviser has established a Pricing Committee to carry out the day-to-day valuation activities for the Funds. The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Funds’ assets are valued, but after the close of their respective exchanges, will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Pricing Committee may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

Short-term investments purchased within 60 days to maturity and of sufficient credit quality are valued at amortized cost, which approximates fair value.

DAVIS FUNDAMENTAL ETF TRUST	Notes to Financial Statements - (Continued)
October 31, 2024

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Security Valuation - (Continued)

On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Pricing Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of the Adviser’s process for determining the fair value of the Funds’ investments.

Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 − quoted prices in active markets for identical securities

Level 2 − other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 − significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

The following is a summary of the inputs used as of October 31, 2024 in valuing each Fund’s investments carried at value:

		Investments in Securities at Value
	Davis Select U.S.	Davis Select	Davis Select	Davis Select
	Equity ETF	Financial ETF	Worldwide ETF	International ETF
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$80,854,031	$–	$37,049,541	$5,118,201
Consumer Discretionary	58,800,774	–	43,728,572	23,833,129
Consumer Staples	4,921,911	–	4,493,057	–
Energy	21,171,175	–	11,283,259	7,104,305
Financials	199,979,393	181,086,833	46,176,330	7,707,531
Health Care	95,373,546	–	37,638,808	–
Industrials	21,701,476	–	2,983,319	–
Information Technology	30,719,375	–	6,458,517	–
Materials	9,465,131	–	9,334,216	8,341,887
Real Estate	–	–	9,649,375	9,116,652
Total Level 1	522,986,812	181,086,833	208,794,994	61,221,705
Level 2 – Other Significant Observable Inputs:
Common Stock:*
Consumer Discretionary	–	2,537,456	60,657,805	61,872,807
Financials	–	33,587,595	61,466,399	56,116,195
Industrials	–	–	–	14,073,472
Information Technology	–	–	10,833,666	8,548,103
Short-Term Investments	19,185,000	6,065,000	1,265,000	2,774,000
Total Level 2	19,185,000	42,190,051	134,222,870	143,384,577
Level 3 – Significant Unobservable Inputs:
Total Level 3	–	–	–	–
Total Investments	$542,171,812	$223,276,884	$343,017,864	$204,606,282

*Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

Repurchase Agreements - Repurchase agreements are transactions under which a Fund purchases a security from a dealer counterparty and agrees to resell the security to that counterparty on a specified future date at the same price, plus a specified interest rate. The Fund’s repurchase agreements are secured by U.S. government or agency securities. It is the Fund’s policy that its regular custodian or third party custodian take possession of the underlying collateral securities, the fair value of which

DAVIS FUNDAMENTAL ETF TRUST	Notes to Financial Statements - (Continued)
October 31, 2024

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Repurchase Agreements - (Continued)

exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. In the event of default by the counterparty, the Fund has the contractual right to liquidate the collateral securities and to apply the proceeds in satisfaction of the obligation.

Currency Translation - The fair values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to United States Dollar (“USD”) on the date of valuation using exchange rates determined as of the close of trading on the Exchange. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in fair value relative to USD. Forward currency contracts are marked-to- market daily and the change in fair value is recorded by the Funds as an unrealized gain or loss. When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract. During the year ended October 31, 2024, there were no forward currency contracts entered into by the Funds.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the USD equivalent of the amounts actually received or paid. The Funds include foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statements of Operations. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities resulting from changes in the exchange rate and are included within net unrealized appreciation or depreciation in the Statements of Operations.

Federal Income Taxes - It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser analyzed the Funds’ tax positions taken on federal and state income tax returns for all open tax years and concluded that as of October 31, 2024, no provision for income tax is required in the Funds’ financial statements related to these tax positions. The Funds’ federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state Department of Revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2021.

Capital losses will be carried forward to future years if not offset by gains. At October 31, 2024, the Funds had available for federal income tax purposes unused capital loss carryforwards with no expiration as follows:

	Capital Loss Carryforwards
	Davis Select	Davis Select
	Worldwide ETF	International ETF
Character
Short-term	$4,230,431	$18,402,034
Long-term	–	8,516,165
Total	$4,230,431	$26,918,199

Utilized during year ended October 31, 2024	$23,177,979	$5,117,193

Additionally, based on the Funds’ understanding of the tax rules and rates related to income, gains, and transactions for the foreign jurisdictions in which they invest, the Funds will provide for foreign taxes, and where appropriate, deferred foreign taxes.

DAVIS FUNDAMENTAL ETF TRUST	Notes to Financial Statements - (Continued)
October 31, 2024

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Federal Income Taxes - (Continued)

At October 31, 2024, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

	Davis Select U.S.	Davis Select	Davis Select	Davis Select
	Equity ETF	Financial ETF	Worldwide ETF	International ETF
Cost	$364,424,822	$158,873,193	$263,560,522	$170,289,092
Unrealized appreciation	193,318,978	67,529,965	97,591,946	46,652,903
Unrealized depreciation	(15,571,988)	(3,126,274)	(18,134,604)	(12,335,713)

Net unrealized appreciation	$177,746,990	$64,403,691	$79,457,342	$34,317,190

Federal Withholding Taxes - The Funds are subject to foreign withholding tax imposed by certain foreign countries in which the Funds may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Funds may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. The Funds will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be included under dividends and interest on the Statements of Assets and Liabilities. There is no guarantee that the Funds will receive refunds applied for in a timely manner or at all.

As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as foreign withholding tax refunds in the Statements of Operations. The Funds may incur fees paid to third party providers that assist in the recovery of the tax refunds. These fees are reflected on the Statements of Operations as professional services fees, if any.

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments [collectively “Distributable earnings (losses)”] may differ for financial statement and tax purposes primarily due to permanent and temporary differences which may include wash sales, foreign currency transactions, corporate actions, in-kind transactions, and passive foreign investment company shares. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds. The Funds adjust certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules. The Funds’ net assets have not been affected by these reclassifications.

During the year ended October 31, 2024, amounts have been reclassified to reflect increases (decreases) as follows:

	Davis Select U.S.	Davis Select	Davis Select	Davis Select
	Equity ETF	Financial ETF	Worldwide ETF	International ETF
Distributable earnings	$(26,593,617)	$(4,103,984)	$(2,693,247)	$(1,035,429)
Paid-in capital	26,593,617	4,103,984	2,693,247	1,035,429

DAVIS FUNDAMENTAL ETF TRUST	Notes to Financial Statements - (Continued)
October 31, 2024

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Dividends and Distributions to Shareholders - (Continued)

The tax character of distributions paid during the years ended October 31, 2024 and 2023 was as follows:

		Long-Term
	Ordinary Income	Capital Gain	Total
Davis Select U.S. Equity ETF
2024	$4,416,320	$9,269,830	$13,686,150
2023	3,714,500	65,550	3,780,050
Davis Select Financial ETF
2024	3,763,700	529,480	4,293,180
2023	3,714,750	2,032,000	5,746,750
Davis Select Worldwide ETF
2024	3,285,150	–	3,285,150
2023	1,711,200	–	1,711,200
Davis Select International ETF
2024	2,770,200	–	2,770,200
2023	497,250	–	497,250

As of October 31, 2024, the components of distributable earnings on a tax basis were as follows:

	Davis Select U.S.	Davis Select	Davis Select	Davis Select
	Equity ETF	Financial ETF	Worldwide ETF	International ETF
Undistributed ordinary income	$3,944,195	$3,565,342	$4,326,888	$4,294,454
Undistributed long-term capital gain	–	903,167	–	–
Accumulated net realized losses from investments	–	–	(4,230,431)	(26,918,199)
Net unrealized appreciation on investments and foreign currency
transactions	177,745,410	64,424,861	79,471,131	34,321,655

Total	$181,689,605	$68,893,370	$79,567,588	$11,697,910

Indemnification - Under the Funds’ organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, some of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding in-kind purchases and redemptions and short-term investments) during the year ended October 31, 2024 were as follows:

	Davis Select U.S.	Davis Select	Davis Select	Davis Select
	Equity ETF	Financial ETF	Worldwide ETF	International ETF
Cost of purchases	$95,035,613	$8,898,120	$105,437,325	$46,067,090
Proceeds from sales	40,771,532	2,518,554	98,980,176	42,948,174

The cost of in-kind purchases and proceeds from in-kind redemptions of investment securities during the year ended October 31,

2024 were as follows:

	Davis Select U.S.	Davis Select	Davis Select	Davis Select
	Equity ETF	Financial ETF	Worldwide ETF	International ETF
Cost of in-kind purchases	$43,910,209	$3,722,780	$2,523,086	$2,079,910

DAVIS FUNDAMENTAL ETF TRUST			Notes to Financial Statements - (Continued)
October 31, 2024
NOTE 2 - PURCHASES AND SALES OF SECURITIES – (CONTINUED)
Davis Select U.S.		Davis Select	Davis Select	Davis Select
	Equity ETF	Financial ETF	Worldwide ETF	International ETF
Proceeds from in-kind redemptions $	42,787,019 $	13,882,013	$7,267,909	$2,565,960

Gains and losses on in-kind redemptions are not recognized at the Fund level for tax purposes.

NOTE 3 - INVESTMENT ADVISORY AND OTHER AGREEMENTS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds. DSA-NY performs research and portfolio management services for the Funds under a Sub-Advisory Agreement with the Adviser. The Funds pay no fees directly to DSA-NY.

All officers of the Funds (including the Interested Trustee/Chairman) hold positions as executive officers with the Adviser or its affiliates.

As of October 31, 2024, related shareholders held greater than 20% of outstanding shares of the following Funds:

Davis Select	Davis Select Financial	Davis Select Worldwide	Davis Select
U.S. Equity ETF	ETF	ETF	International ETF
26%	36%	21%	45%

Investment activities of this shareholder could have a material impact on the Funds.

Investment Advisory Fees and Reimbursement/Waiver of Expenses - Advisory fees are paid monthly to the Adviser and amounts due from Adviser, if applicable, will be generally paid in the month after finalization of the financial statements. The annual rate for each Fund is 0.55% of the average net assets. The Adviser is contractually committed to waive fees and/or reimburse the Funds’ expenses to the extent necessary to cap total annual fund operating expenses (Davis Select U.S. Equity ETF, 0.65%; Davis Select Financial ETF, 0.65%; Davis Select Worldwide ETF, 0.65%; Davis Select International ETF, 0.75%). The Adviser is obligated to continue the expense cap through March 1, 2025. The expense cap cannot be modified prior to that date without the consent of the Board of Trustees. After that date, there is no assurance that the Adviser will continue to cap expenses. Effective February 1, 2024, the Adviser is voluntarily waiving 0.05% of the average net assets (5 basis points) of Davis Select International ETF Advisory fees for a 12-month period. For purposes of the expense cap, operating expenses do not include foreign tax reclaim filing expenses. The Adviser may not recoup any of the operating expenses it has reimbursed to the Funds. During the year ended October 31, 2024, such voluntary waivers for Davis Select International ETF amounted to $66,127.

Accounting, Custodian, and Transfer Agent Fees - State Street Bank and Trust Company serves as the Funds’ primary accounting provider, custodian, and transfer agent.

Distributor - Foreside Fund Services, LLC (“Distributor”) serves as the Funds’ distributor. The Funds pay no fees directly to the Distributor.

NOTE 4 - CAPITAL STOCK

As of October 31, 2024, there were an unlimited number of shares of beneficial interest without par value authorized by the Trust. Individual shares of a Fund are listed on a national securities exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer. The price of Fund shares is based on the market price, and because ETF shares trade at a market price rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount).

The Funds will only issue or redeem shares that have been aggregated into blocks of 50,000 shares or multiples thereof (“Creation Units”) to broker-dealers that have entered into a participation agreement with the Distributor (“Authorized Participants”). The Funds generally will issue or redeem Creation Units in return for a designated portfolio of securities (and an amount of cash) the Fund specifies each day. Authorized Participants purchasing and redeeming Creation Units may be charged a transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

[THIS PAGE INTENTIONALLY LEFT BLANK]

DAVIS FUNDAMENTAL ETF TRUST

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations
	Net Asset Value,		Net Realized and	Total from
	Beginning of	Net Investment	Unrealized Gains	Investment
	Period	Incomea	(Losses)	Operations
Davis Select U.S. Equity ETF:
Year ended October 31, 2024	$31.12	$0.33	$11.28	$11.61
Year ended October 31, 2023	$26.46	$0.39	$4.60	$4.99
Year ended October 31, 2022	$35.03	$0.31	$(8.50)	$(8.19)
Year ended October 31, 2021	$25.29	$0.17	$9.72	$9.89
Year ended October 31, 2020	$24.59	$0.15	$0.84	$0.99
Davis Select Financial ETF:
Year ended October 31, 2024	$26.12	$0.70	$11.51	$12.21
Year ended October 31, 2023	$27.29	$0.61	$(0.87)	$(0.26)
Year ended October 31, 2022	$32.03	$0.51	$(4.56)	$(4.05)
Year ended October 31, 2021	$19.31	$0.39	$12.68	$13.07
Year ended October 31, 2020	$24.34	$0.35	$(4.74)	$(4.39)

Davis Select Worldwide ETF:
Year ended October 31, 2024	$26.67	$0.50	$11.00	$11.50
Year ended October 31, 2023	$22.03	$0.36	$4.47	$4.83
Year ended October 31, 2022	$31.04	$0.28	$(8.99)	$(8.71)
Year ended October 31, 2021	$26.32	$0.17	$4.63	$4.80
Year ended October 31, 2020	$23.58	$0.07	$3.24	$3.31

Davis Select International ETF:
Year ended October 31, 2024	$16.92	$0.48	$6.77	$7.25
Year ended October 31, 2023	$14.44	$0.32	$2.23	$2.55
Year ended October 31, 2022	$20.53	$0.26	$(5.93)	$(5.67)
Year ended October 31, 2021	$20.62	$0.24	$(0.27)	$(0.03)
Year ended October 31, 2020	$17.93	$0.05	$3.13	$3.18

aPer share calculations were based on average shares outstanding for the period.

bNet asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and sale at the market price calculated on the last business day of the fiscal period. Market price is determined by trading that occurs on the Cboe Global Markets, Inc., and may be greater or less than net asset value, depending on the 4:00 P.M. EST official closing price of the Fund. Until December 2020, market price was determined using the midpoint of the bid-ask prices.

Financial Highlights

Dividends and Distributions								Ratios to Average Net Assets
Dividends	Distributions			Total		Total	Net Assets,			Net
from Net	from		Net Asset	Return Net	Market	Return	End of Period	Gross		Investment
Investment	Realized	Total	Value, End	Asset	Price, End	Market	(in	Expense	Net Expense	Income	Portfolio
Income	Gains	Distributions	of Period	Valueb	of Period	Priceb	thousands)	Ratio	Ratioc	Ratio	Turnoverd
$(0.38)	$(0.81)	$(1.19)	$41.54	37.99%	$41.65	38.40%	$542,126	0.59%	0.59%	0.86%	9%
$(0.32)	$(0.01)	$(0.33)	$31.12	19.06%	$31.11	18.88%	$350,120	0.61%	0.61%	1.28%	18%
$(0.18)	$(0.20)	$(0.38)	$26.46	(23.61)%	$26.49	(23.54)%	$318,857	0.61%	0.61%	0.99%	12%
$(0.15)	$–	$(0.15)	$35.03	39.19%	$35.03	39.41%	$395,803	0.61%	0.61%	0.51%	24%
$(0.29)	$–	$(0.29)	$25.29	4.02%	$25.29	4.00%	$268,119	0.62%	0.62%	0.62%	16%
$(0.62)	$(0.09)	$(0.71)	$37.62	47.35%	$37.76	48.33%	$223,820	0.63%	0.63%	2.12%	1%
$(0.59)	$(0.32)	$(0.91)	$26.12	(1.02)%	$26.05	(1.39)%	$154,129	0.64%	0.64%	2.23%	7%
$(0.40)	$(0.29)	$(0.69)	$27.29	(12.89)%	$27.32	(12.91)%	$173,281	0.63%	0.63%	1.77%	7%
$(0.35)	$–	$(0.35)	$32.03	68.35%	$32.07	68.71%	$229,013	0.62%	0.62%	1.40%	10%
$(0.36)	$(0.28)	$(0.64)	$19.31	(18.70)%	$19.32	(18.68)%	$125,496	0.64%	0.64%	1.66%	20%

$(0.36)	$–	$(0.36)	$37.81	43.54%	$37.88	43.89%	$342,187	0.63%	0.63%	1.55%	34%
$(0.19)	$–	$(0.19)	$26.67	21.94%	$26.65	21.72%	$241,332	0.63%	0.63%	1.34%	15%
$(0.30)	$–	$(0.30)	$22.03	(28.27)%	$22.06	(28.03)%	$207,118	0.63%	0.63%	1.06%	17%
$(0.08)	$–	$(0.08)	$31.04	18.22%	$30.97	18.00%	$384,858	0.62%	0.62%	0.53%	32%
$(0.57)	$–	$(0.57)	$26.32	14.14%	$26.34	14.14%	$284,254	0.63%	0.63%	0.29%	28%

$(0.32)	$–	$(0.32)	$23.85	43.44%	$23.88	43.13%	$205,131	0.66%	0.62%	2.42%	26%
$(0.07)	$–	$(0.07)	$16.92	17.60%	$16.98	18.11%	$144,696	0.66%	0.66%	1.75%	13%
$(0.42)	$–	$(0.42)	$14.44	(28.12)%	$14.43	(28.00)%	$116,999	0.66%	0.66%	1.45%	14%
$(0.06)	$–	$(0.06)	$20.53	(0.16)%	$20.48	(0.41)%	$258,709	0.64%	0.64%	1.05%	11%
$(0.49)	$–	$(0.49)	$20.62	17.94%	$20.66	17.86%	$236,133	0.65%	0.65%	0.28%	34%

cThe ratios in this column reflect the impact, if any, of certain reimbursements and/or waivers from the Adviser.

dThe lesser of purchases or sales of portfolio securities for a period, divided by the average of the fair value of portfolio securities owned during the period. Securities received or delivered from in-kind purchases or redemptions are excluded from the calculation.

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Report of Independent Registered Public Accounting Firm

The Shareholders and Board of Trustees

Davis Fundamental ETF Trust:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Davis Select U.S. Equity ETF, Davis Select Financial ETF, Davis Select Worldwide ETF, and Davis Select International ETF (each a series of Davis Fundamental ETF Trust) (the “Funds”), including the schedules of investments, as of October 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each Fund as of October 31, 2024, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

KPMG LLP

We have served as the auditor of one or more Davis Fundamental ETF Trust investment companies since 2016.

Columbus, Ohio

December 19, 2024

DAVIS FUNDAMENTAL ETF TRUST	Federal Income Tax Information (Unaudited)

In early 2025, shareholders will receive information regarding all dividends and distributions paid to them by the Funds during the calendar year 2024. Regulations of the U.S. Treasury Department require the Funds to report this information to the Internal Revenue Service.

The information and distributions reported herein may differ from the information reported as distributions taxable to certain shareholders for the calendar year 2024 with their 2024 Form 1099-DIV.

The information is presented to assist shareholders in reporting distributions received from the Funds to the Internal Revenue Service. Because of the complexity of the federal regulations that may affect your individual tax return and the many variations in state and local regulations, we recommend that you consult your tax adviser for specific guidance.

Each Fund designates the following amounts distributed during the fiscal year ended October 31, 2024, if any, as dividends eligible for the corporate dividends-received deduction, qualified dividend income, and long-term capital gain distributions.

	Davis Select	Davis Select		Davis Select	Davis Select
	U.S. Equity	Financial		Worldwide	International
	ETF	ETF		ETF	ETF
Income dividends*	$4,416,320	$3,763,700		$3,785,437	$3,228,316
Income qualifying for corporate	$4,308,063	$2,870,808		$1,282,599	$–
dividends-received deduction	98%	76%		34%
Qualified dividend income	$4,416,320	$3,763,700		$3,785,437	$3,112,277
	100%	100%		100%	96%
Long-term capital gain distributions	$9,269,830	$529,480	$	– $	–

*Includes foreign tax credit pass-through, if applicable.

Davis Select Worldwide ETF and Davis Select International ETF have elected to give the benefit of foreign tax credits to their shareholders, if applicable. Accordingly, shareholders who must report their gross income dividends and distributions in a federal tax return will be entitled to a foreign tax credit, or an itemized deduction, in computing their U.S. income tax liability. It is generally more advantageous to claim a credit rather than to take a deduction.

Pursuant to Section 853 of the Internal Revenue Code, Davis Select Worldwide ETF and Davis Select International ETF designate $500,287 and $458,116, respectively, as foreign taxes paid during the year ended October 31, 2024. During the year ended October 31, 2024, Davis Select Worldwide ETF and Davis Select International ETF received foreign sourced income in the amounts of $5,300,258 and $5,489,838, respectively. The Funds did not derive any income from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

DAVIS FUNDAMENTAL ETF TRUST	Trustee Approval of Advisory Agreement (Unaudited)

Board Considerations Regarding Approval of Advisory Agreement

The Board of Trustees (the “Trustees”) of the Davis Fundamental ETF Trust (the “Trust”) oversees the management of each series of the Trust, which includes Davis Select U.S. Equity ETF, Davis Select Financial ETF, Davis Select Worldwide ETF, and Davis Select International ETF (each a “Fund” and collectively the “Funds”). The Trustees, as required by law, determine annually whether to approve the continuance of each Fund’s advisory agreement.

With the assistance of counsel, the Independent Trustees undertook a comprehensive review process in anticipation of their annual contract review meeting, held in May 2024 (the “Meeting”). During the Meeting, the Trustees, including the Independent Trustees separately, considered whether to renew the investment advisory agreement with Davis Selected Advisers, L.P. (the “Adviser”) and Davis Selected Advisers–NY, Inc. (the “Sub-Adviser”) (jointly “Davis Advisors” and, such agreement, the “Advisory Agreement”). As part of this process, Davis Advisors provided the Independent Trustees with material (including investment performance data) that was responsive to questions and requests for information submitted to Davis Advisors on behalf of the Independent Trustees. At this meeting, the Independent Trustees reviewed and evaluated all information which they deemed reasonably necessary under the circumstances, and were provided guidance by their independent counsel. In reaching their decision, the Independent Trustees also took into account information furnished to them throughout the year and otherwise provided to them during their quarterly meetings or through other prior communications. The Independent Trustees concluded that they had been supplied with sufficient information and data to analyze the Advisory Agreement and that their questions and information requests had been sufficiently answered by Davis Advisors. Upon completion of this review, the Independent Trustees found that the terms of the Advisory Agreement were fair and reasonable and that continuation of the Advisory Agreement is in the best interests of the Funds and their shareholders.

Reasons the Independent Trustees Approved Continuation of the Advisory Agreement

The Independent Trustees’ determinations were based upon a comprehensive consideration of all information provided to them, and they did not identify any single item or piece of information as the controlling factor. Each Independent Trustee did not necessarily attribute the same weight to each factor. The following considerations and conclusions were important, but not exclusive, to the Independent Trustees’ recommendation to renew the Advisory Agreement.

The Independent Trustees considered the investment performance of each Fund on an absolute basis as well as relative to its benchmark and other comparable funds. The Independent Trustees not only considered the investment performance of each Fund, but also the full range and quality of services provided by Davis Advisors to each Fund and its shareholders, including whether:

1.A Fund achieves satisfactory investment results after all costs;

2.Davis Advisors efficiently and effectively handles shareholder and authorized participant requests;

3.Davis Advisors provides quality accounting, legal, and compliance services, and oversees third-party service providers; and

4.Davis Advisors fosters healthy investor behavior.

The Independent Trustees considered that a shareholder’s ultimate return is the product of a fund’s results, as well as the shareholder’s behavior, specifically in selecting when to buy, sell, or hold. The Independent Trustees concluded that, through its actions and communications, Davis Advisors has attempted to have a meaningful, positive impact on investor behavior. The Independent Trustees also considered the investment management team and Davis Advisors’ investment process. The Independent Trustees noted that Davis Advisors employs a disciplined, company-specific, research-driven, businesslike, long- term investment philosophy. The Independent Trustees considered the quality of Davis Advisors’ investment process as well as the experience, capability, and integrity of its senior management and other personnel.

Davis Advisors takes its role as stewards of capital seriously and maintains a strong alignment of interests with its clients. The Independent Trustees noted that Davis Advisors has made significant investments in the Funds. The Independent Trustees considered that these investments tend to align Davis Advisors’ interests with other shareholders, as they face the same risks, pay the same fees, and are motivated to achieve satisfactory long-term returns.

The Independent Trustees noted the importance of reviewing quantitative measures, but recognized that qualitative factors are also important in assessing whether shareholders are likely to be well served by the continuation of the Advisory Agreement. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that, while such measures and data may be informative, the judgment of the Independent Trustees must

DAVIS FUNDAMENTAL ETF TRUST	Trustee Approval of Advisory Agreement
(Unaudited) - (Continued)

Reasons the Independent Trustees Approved Continuation of the Advisory Agreement − (Continued)

take many factors into consideration in representing the shareholders of the Funds, including those listed below. In connection with reviewing comparative performance information, the Independent Trustees generally give greater weight to longer-term measurements.

The Independent Trustees assessed (a) comparative fee and expense information for other funds as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Advisors to other advisory clients, which includes other funds it advises, other funds which it sub-advises, private accounts, and managed money/wrap clients, as well as the differences in the services provided to such other clients; and (c) the fee schedule of each of the Funds, including an assessment of the fee waiver and expense limitation agreement that is in place for each Fund.

The Independent Trustees reviewed the management fee schedule and expense ratio for each Fund, noting that each of the Funds currently has in place a fee waiver and expense reimbursement agreement, the profitability of each Fund to Davis Advisors, the extent to which economies of scale might be realized if the Funds’ net assets increase, and whether the fee schedules reflect those potential economies of scale at this time. The Independent Trustees considered the nature, quality, and extent of the services being provided to each Fund and the costs incurred by Davis Advisors in providing such services. The Independent Trustees considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreement with the Funds, including a review of portfolio brokerage practices. The Independent Trustees noted that Davis Advisors does not use client commissions to pay for publications, both paper-based or electronic, that are available to the general public or for research reports that are created by parties other than the broker-dealers providing trade execution, clearing, and/or settlement services to the Funds. The Independent Trustees also considered the potential for any fall-out benefits that may be realized by Davis Advisors as a result of its relationship with the Funds.

The Independent Trustees compared the fees paid to Davis Advisors by the Funds with those paid by Davis Advisors’ advised and sub-advised clients, private account clients, and managed money/wrap clients. To the extent sub-advised, private account, or managed money/wrap fees were lower than fees paid by the Funds, the Independent Trustees noted that the range of services provided to the Funds is more extensive, with greater risks associated with operating SEC-registered, actively managed exchange-traded funds. Serving as the primary adviser for actively managed exchange-traded funds is more work because of the complex overlay of regulatory, tax, and accounting issues, which are unique to exchange-traded funds. The Independent Trustees considered the investments necessary to manage the Funds, including the areas of risk oversight, information technology, which includes maintenance of the Davis ETFs website, and compliance. With respect to risk, the Independent Trustees noted that not only have regulations become more complex and burdensome, but the scrutiny of regulators and shareholders has also become more intense. The Independent Trustees concluded that reasonable justifications existed for any differences between the fee rates for the Funds and Davis Advisors’ other lines of business.

Davis Select U.S. Equity ETF (“DUSA”)

The Independent Trustees noted that DUSA’s net asset value (“NAV”) return outperformed both its benchmark, the Standard & Poor’s 500 Index (“S&P 500”) and the Lipper Large-Cap Value category average over the one-year time period, underperformed both over the three-year time period, and outperformed the Lipper Large-Cap Value category, but underperformed the S&P 500, over the five-year and since-inception time periods, all periods ended April 30, 2024. The Independent Trustees also reviewed Lipper ranking data comparing DUSA’s one-, three-, five-year, and since-inception performance to the Lipper Large-Cap Value category average as of December 31, 2023. Broadridge, an independent service provider, presented a report to the Independent Trustees that included comparative fee, expense, and investment performance data. The report compared the Fund’s performance, fees, and expenses to other similar funds as selected by Broadridge. As DUSA does not yet have a meaningful long-term track record, the Independent Trustees also considered the historical performance of Davis Advisors’ concentrated equity composite strategy on an absolute basis as well as relative to the S&P 500. The Independent Trustees considered DUSA’s management fee and total net expense ratio. The management fee and total net expense ratio were reasonable. DUSA’s management fee was in line with, and its total net expense ratio was above, the median of its expense universe, as determined by Broadridge. The Independent Trustees also noted that the Adviser has capped expenses through March 1, 2025.

Davis Select Financial ETF (“DFNL”)

The Independent Trustees noted that DFNL’s NAV return outperformed both its benchmark, the S&P 500 Financials Index (“S&P 500 Financials”) and the Lipper Financial Services category average over the one-year time period, and outperformed the Lipper Financial Services category, but underperformed the S&P 500 Financials, over the three-, five-year, and since-inception

DAVIS FUNDAMENTAL ETF TRUST	Trustee Approval of Advisory Agreement
(Unaudited) - (Continued)
Davis Select Financial ETF (“DFNL”) − (Continued)

time periods, all periods ended April 30, 2024. The Independent Trustees also reviewed Lipper ranking data comparing DFNL’s one-, three-, five-year, and since-inception performance to the Lipper Financial Services category average as of December 31, 2023. Broadridge, an independent service provider, presented a report to the Independent Trustees that included comparative fee, expense, and investment performance data. The report compared the Fund’s performance, fees, and expenses to other similar funds as selected by Broadridge. As DFNL does not yet have a meaningful long-term track record, the Independent Trustees also considered the historical performance of Davis Advisors’ financial composite strategy on an absolute basis as well as relative to the S&P 500. The Independent Trustees considered DFNL’s management fee and total net expense ratio. The management fee and total net expense ratio were reasonable. DFNL’s management fee was in line with, and its total net expense ratio was above, the median of its expense universe, as determined by Broadridge. The Independent Trustees also noted that the Adviser has capped expenses through March 1, 2025.

Davis Select Worldwide ETF (“DWLD”)

The Independent Trustees noted that DWLD’s NAV return outperformed both its benchmark, the Morgan Stanley Capital International All Country World Index (“MSCI ACWI”) and the Lipper Global Multi-Cap Value category average over the one-year time period, underperformed both over the three- and five-year year time periods, and outperformed the Lipper Global Multi-Cap Value category, but underperformed the MSCI ACWI over the since-inception time period, all periods ended April 30, 2024. The Independent Trustees also reviewed Lipper ranking data comparing DWLD’s one-, three-, five-year, and since-inception performance to the Lipper Global Multi-Cap Value category average as of December 31, 2023. Broadridge, an independent service provider, presented a report to the Independent Trustees that included comparative fee, expense, and investment performance data. The report compared the Fund’s performance, fees, and expenses to other similar funds as selected by Broadridge. As DWLD does not yet have a meaningful long-term track record, the Independent Trustees also considered the historical performance of Davis Advisors’ global equity composite strategy on an absolute basis as well as relative to the MSCI ACWI. The Independent Trustees considered DWLD’s management fee and total net expense ratio. They observed that both were reasonable and below the median of its expense universe, as determined by Broadridge. The Independent Trustees also noted that the Adviser has capped expenses through March 1, 2025.

Davis Select International ETF (“DINT”)

The Independent Trustees noted that DINT’s NAV return outperformed both its benchmark, the Morgan Stanley Capital International All Country World Index ex-USA (“MSCI ACWI ex-USA”) and the Lipper International Multi-Cap Core category average over the one-year time period, but underperformed both over the three-, five-year, and since-inception time periods, all periods ended April 30, 2024. The Independent Trustees also reviewed Lipper ranking data comparing DINT’s one-, three-, five-year, and since-inception performance to the Lipper International Multi-Cap Core category average as of December 31, 2023. Broadridge, an independent service provider, presented a report to the Independent Trustees that included comparative fee, expense, and investment performance data. The report compared the Fund’s performance, fees, and expenses to other similar funds as selected by Broadridge. As DINT does not yet have a meaningful long-term track record, the Independent Trustees also considered the historical performance of Davis Advisors’ international equity composite strategy on an absolute basis as well as relative to the MSCI ACWI ex-USA. The Independent Trustees considered DINT’s management fee and total net expense ratio. They observed that both were reasonable but above the median of its expense universe, as determined by Broadridge. The Independent Trustees also noted that the Adviser has capped expenses through March 1, 2025.

Approval of Advisory Agreement

The Independent Trustees concluded that Davis Advisors had provided the Funds and their shareholders a reasonable level of both investment and non-investment services. The Independent Trustees further concluded that shareholders have received a significant benefit from Davis Advisors’ shareholder-oriented approach, as well as the execution of its investment discipline.

The Independent Trustees determined that the advisory fees for the Funds were reasonable in light of the nature, quality, and extent of the services being provided to the Funds, the costs incurred by Davis Advisors in providing such services, and in comparison to the range of the average advisory fees of their expense groups, as determined by an independent service provider. The Independent Trustees found that the terms of the Advisory Agreement are fair and reasonable and that continuation of the Advisory Agreement is in the best interests of each Fund and its shareholders. The Independent Trustees and the full Board of Trustees therefore voted to continue the Advisory Agreement for each Fund.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 10. REMUNERATION PAID TO TRUSTEES, OFFICERS, AND OTHERS OF OPEN- END MANAGEMENT INVESTMENT COMPANIES

Remuneration paid is included in the Statements of Operations on Item 7 of this Form N-CSR.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

Approval of Investment Advisory Contract is included in the Trustee Approval of Advisory Agreement on Item 7 of this Form N-CSR.

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 13.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 14.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 15.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

ITEM 16.  CONTROLS AND PROCEDURES

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), that such controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 18.  RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not Applicable.

ITEM 19.  EXHIBITS

(a)(1) The Registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed as an exhibit to this Form N-CSR.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS FUNDAMENTAL ETF TRUST

By	/s/ Kenneth C. Eich Kenneth C. Eich Principal Executive Officer

Date:	December 19, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich Kenneth C. Eich Principal Executive Officer

Date:	December 19, 2024
By	/s/ Douglas A. Haines Douglas A. Haines Principal Financial Officer and Principal Accounting Officer

Date:	December 19, 2024